Segmental analysis - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	£ 6,663	£ 7,227
Revenue less pass-through costs	5,026	5,599
Headline operating profit	412	646
Adjusting items within IFRS operating profit	(191)	(223)
Financing items	(140)	(101)
Earnings from associates	17	16
Profit before taxation	98	338
Reportable segments | Operating segments | Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	5,871	6,117
Revenue less pass-through costs	4,302	4,595
Headline operating profit	352	551
Reportable segments | Operating segments | Public Relations
Disclosure of operating segments [line items]
Revenue	351	601
Revenue less pass-through costs	335	568
Headline operating profit	39	80
Reportable segments | Operating segments | Specialist Agencies
Disclosure of operating segments [line items]
Revenue	441	509
Revenue less pass-through costs	389	436
Headline operating profit	£ 21	£ 15